Fair Value (Tables)	9 Months Ended
Dec. 31, 2021
Measured at fair value on a recurring basis [member]
Statement [LineItems]
Financial Assets and Financial Liabilities
Assets and liabilities measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2021 consist of the following:

	Yen (millions)
As of March 31, 2021	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥43,782	¥—	¥43,782
Interest rate instruments	—	60,367	—	60,367
Other	—	—	4,829	4,829

Total	—	104,149	4,829	108,978

Debt securities	26,570	36,439	5,314	68,323
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	10,134	—	10,134
Equity securities	234,155	—	110,050	344,205

Total	¥260,725	¥150,722	¥120,193	¥531,640

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥17,343	¥—	¥17,343
Interest rate instruments	—	64,913	—	64,913

Total	—	82,256	—	82,256

Total	¥—	¥82,256	¥—	¥82,256

There were no transfers between Level 1 and Level 2 for the year ended March 31, 2021.

	Yen (millions)
As of December 31, 2021	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥27,718	¥—	¥27,718
Interest rate instruments	—	59,913	—	59,913
Other	—	—	4,607	4,607

Total	—	87,631	4,607	92,238

Debt securities	41,997	54,842	4,372	101,211
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	17,627	—	17,627
Equity securities	352,746	—	119,017	471,763

Total	¥394,743	¥160,100	¥127,996	¥682,839

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥28,128	¥—	¥28,128
Interest rate instruments	—	35,695	—	35,695

Total	—	63,823	—	63,823

Total	¥—	¥63,823	¥—	¥63,823

At cost [member]
Statement [LineItems]
Financial Assets and Financial Liabilities
The carrying amounts and fair values of financial assets and financial liabilities measured at amortized cost as of March 31, 2021 and December 31, 2021 are as follows:

	Yen (millions)
	As of March 31, 2021		As of December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
Receivables from financial services	¥5,414,550	¥5,488,065	¥5,287,441	¥5,338,370
Debt securities	173,302	173,302	214,237	214,237
Financing liabilities	7,720,985	7,809,379	7,589,741	7,631,960